Condensed Balance Sheets - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash	$ 172,928	$ 772,506	$ 1,237,201
Due from Sponsor	38,560	32,590	25,000
Prepaid expenses	57,251	91,171	185,085
Total Current Assets	268,739	896,267	1,447,286
Cash and securities held in Trust Account	186,761,164	181,847,374	174,580,335
Total Assets	187,029,903	182,743,641	176,114,288
Current Liabilities
Accounts payable and accrued expenses	1,821,340	122,304	38,679
Accrued offering costs	25,000	25,000	100,264
Total Current Liabilities	1,846,340	147,304	138,943
Deferred underwriting fee	6,037,500	6,037,500	6,037,500
Total Liabilities	7,883,840	6,184,804	6,176,443
Commitments and Contingencies (Note 6)
Shareholders’ Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding	0	0	0
Additional paid-in capital	0	0	0
Accumulated deficit	(7,615,788)	(5,289,224)	(4,643,177)
Total Shareholders' Deficit	(7,615,101)	(5,288,537)	(4,642,490)
TOTAL LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION, AND SHAREHOLDERS’ DEFICIT	187,029,903	182,743,641	176,114,288
Long-term prepaid insurance		0	86,667
Class A Ordinary Shares
Current Liabilities
Class A Ordinary Shares subject to possible redemption 17,250,000 shares issued and outstanding, at redemption value of $10.83 per share as of September 30, 2026 and $10.54 as of December 31, 2025	186,761,164	181,847,374	174,580,335
Shareholders’ Deficit
Ordinary shares, value	75	75	75
Class B Ordinary Shares
Shareholders’ Deficit
Ordinary shares, value	$ 612	$ 612	$ 612